OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2014
Other Payables and Accruals

Other payables and accruals are as follows:

	December 31, 2013	December 31, 2014	December 31, 2014
	RMB	RMB	US$
			(Note 3)
Staff cost related payables	23,370,673	18,758,212	3,023,275
Professional services	11,383,463	12,312,998	1,984,495
Product development services	5,817,012	5,820,394	938,077
Marketing and promotion	347,147	452,920	72,997
Others	4,751,193	4,528,327	729,835

	45,669,488	41,872,851	6,748,679